SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Profit/(loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating Segments [Abstract]
Profit / (loss) before tax	$ 809	$ 994	$ 1,729	$ 2,292
Depreciation	389	409	804	812
Amortization	86	111	178	205
Impairment (loss) / reversal	1	4	1	10
Gain / (loss) on disposal of non-current assets	6	7	12	14
Gain / (loss) on disposal of subsidiaries	0	(1)	0	(1)
Finance costs	184	210	391	421
Finance income	(6)	(14)	(15)	(28)
Other non-operating gain / (loss)	(86)	(10)	(101)	(14)
Net foreign exchange (gain) / loss	(8)	22	21	8
Profit (loss) before tax	$ 243	$ 256	$ 438	$ 865